Debt and Commitments - Additional Information (Detail) € in Millions		12 Months Ended
	Apr. 24, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Borrowings under revolving credit facility	$ 2,250,000,000
Revolving credit facility maturity date	Jun. 20, 2019
Revolving credit facility extended maturity date		Jun. 22, 2020
Interest paid in cash		$ 54,000,000	$ 44,000,000
Operating lease expense		$ 285,000,000	319,000,000
Founder and Affiliated Entity [Member]
Debt Instrument [Line Items]
Business development, consulting, other business services agreement expenses			$ 57,000,000
Asian Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	$ 200,000,000
Mexican Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	$ 50,000,000
1.900% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €				€ 550